Basis of Preparation of the Financial Statements (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets to which overlay approach is applied [line items]
Weighted average discount rate used to measure the lease liability	3.00%
Minimum contractual lease fees		₪ 741
Right-of-use assets, net and Investment property	₪ 745
Lease liabilities	759	830
Lease expense not recognized due to application of IFRS 16	275
Additional depreciation expenses and change in fair value of investment property	258
Additional financing expenses	24
Increase decrease in financial assets		12
Increase decrease in liability	₪ 34
According to IFRS 16 [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Right-of-use assets, net and Investment property		826
Lease liabilities		₪ 830